Rights of use of assets and lease liabilities (Details 4) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Rights of use of assets and lease liabilities
Lease liabilities	$ 161,152	$ 160,666
Non-current	111,476	118,119
Current	49,676	42,547
Total	161,152	160,666
Convention center
Rights of use of assets and lease liabilities
Lease liabilities	2,613	3,084
Farmland [Member]
Rights of use of assets and lease liabilities
Lease liabilities	146,725	148,159
Offices, shopping malls and other buildings [Member]
Rights of use of assets and lease liabilities
Lease liabilities	$ 11,814	$ 9,423